Income Taxes Income Tax Expense by Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Expense (Benefit) [Abstract]
Federal	$ 295.7	$ 258.5	$ 206.8
State	34.9	28.6	19.3
Foreign	16.8	10.1	5.8
Total current	347.4	297.2	231.9
Deferred Income Tax Expense (Benefit) [Abstract]
Domestic	(90.5)	(48.5)	(89.0)
Foreign	(8.9)	(4.8)	(0.1)
Total deferred	(99.4)	(53.3)	(89.1)
Income tax expense	$ 248.0	$ 243.9	$ 142.8